UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  White Mountain Investment, Inc.
Address:  114 North Main Street
Suite 301
Concord, NH  03301

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Patrice Allaire
Title:	Portfolio Manager
Phone:	603-224-2330
Signature, Place, and Date of Signing:

					Concord, NH    April 18, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 174,863



List of Other Included Managers: None.

No.  13F File Number	Name

WHITE MOUNTAIN INVESTMENT
FORM 13F
March 31, 2002

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
H & Q Life Sciences            MFE              404053100      346 17705.0000SH      SOLE                3095.0000        14610.0000
Mass Mutual Corp Investors     MFF              576292106      635 27800.0000SH      SOLE               14500.0000        13300.0000
MuniVest Fund                  MFF              626295109      286 34000.0000SH      SOLE               12000.0000        22000.0000
AES Corp.                      COM              00130H105      139    15400 SH       SOLE                                      15400
AMB Property Corp.             COM              00163T109     1057    38450 SH       SOLE                     8500             29950
AMBAC                          COM              023139108     4504    76250 SH       SOLE                    20700             55550
AOL Time Warner                COM              00184A105     1534    64848 SH       SOLE                    18100             46748
Abbott Laboratories            COM              002824100      420     7986 SH       SOLE                       20              7966
Accenture                      COM              g1150g111     1001    37500 SH       SOLE                    17500             20000
American International Group   COM              026874107     6458    89515 SH       SOLE                    15929             73586
Archstone Smith Trust          COM              039583109     1271    47454 SH       SOLE                    16694             30760
Automatic Data Processing      COM              053015103      215     3692 SH       SOLE                      982              2710
Bank of New York Inc.          COM              064057102     2223    52900 SH       SOLE                    25400             27500
BellSouth Corp.                COM              079860102      201     5450 SH       SOLE                                       5450
Boston Properties Inc.         COM              101121101      335     8500 SH       SOLE                     1000              7500
Bristol-Myers Squibb           COM              110122108      883    21817 SH       SOLE                     2300             19517
Burlington Resources, Inc.     COM              122014103     1791    44686 SH       SOLE                     8000             36686
CVS                            COM              126650100     2027    59050 SH       SOLE                    16100             42950
Cardinal Health                COM              14149Y108    10810   152490 SH       SOLE                    37200            115290
Cisco Systems                  COM              17275R102     3487   205972 SH       SOLE                    12000            193972
Citigroup                      COM              172967101     2196    44350 SH       SOLE                    11000             33350
Concord EFS                    COM              206197105     1579    47500 SH       SOLE                    16500             31000
Conoco                         COM              208251504      789    27056 SH       SOLE                     4000             23056
Convergys                      COM              212485106     3229   109200 SH       SOLE                    19000             90200
EOG Resources                  COM              26875P101      414    10200 SH       SOLE                     5000              5200
El Paso Corp.                  COM              28336L109     3776    85750 SH       SOLE                    28300             57450
Enzon Inc.                     COM              293904108     2711    61219 SH       SOLE                                      61219
Exxon Mobil Corporation        COM              30231g102     1673    38167 SH       SOLE                     1600             36567
Fair, Isaac                    COM              303250104     6203    97850 SH       SOLE                    25400             72450
Fannie Mae                     COM              313586109    12737   159447 SH       SOLE                    34800            124647
Fed. Home Loan Mortgage Assn.  COM              313400301     1553    24500 SH       SOLE                    13000             11500
First Data                     COM              319963104     5850    67050 SH       SOLE                    14000             53050
First Health Group             COM              320960107     4757   197140 SH       SOLE                    37800            159340
Fiserv Inc.                    COM              337738108      728    15835 SH       SOLE                                      15835
General Electric               COM              369604103    10155   271171 SH       SOLE                    39725            231446
Health Care Property           COM              421915109     1160    28600 SH       SOLE                    13600             15000
Health Management Associates   COM              421933102     2623   126550 SH       SOLE                    49100             77450
Home Depot                     COM              437076102     7857   161626 SH       SOLE                    34563            127063
Independent Bank               COM              453836108      657    25375 SH       SOLE                                      25375
Intel Corp.                    COM              458140100     3104   102075 SH       SOLE                    43600             58475
International Business Machine COM              459200101     6276    60345 SH       SOLE                     9410             50935
J.P. Morgan Chase & Co.        COM              46625h100      222     6223 SH       SOLE                                       6223
Johnson & Johnson              COM              478160104     7589   116847 SH       SOLE                    18000             98847
Medtronic                      COM              585055106     2469    54610 SH       SOLE                     6000             48610
Merck                          COM              589331107     6081   105616 SH       SOLE                    21972             83644
Microsoft Corp.                COM              594918104      364     6040 SH       SOLE                      800              5240
Miller Herman Inc.             COM              600544100      285    12000 SH       SOLE                                      12000
Nestle ADRs (voting)           COM              641069406     1112    20000 SH       SOLE                     4000             16000
New York Times                 COM              650111107     6557   137000 SH       SOLE                    32000            105000
Nokia 'A'                      COM              654902204      243    11700 SH       SOLE                     6500              5200
Paychex, Inc.                  COM              704326107     1265    31874 SH       SOLE                    16874             15000
PepsiCo Inc                    COM              713448108     6207   120530 SH       SOLE                    30500             90030
Pfizer Inc.                    COM              717081103      420    10577 SH       SOLE                                      10577
Pitney Bowes Inc.              COM              724479100     2268    53000 SH       SOLE                    14500             38500
Procter & Gamble               COM              742718109     1426    15834 SH       SOLE                     1600             14234
Royal Dutch Petroleum          COM              780257804     1280    23556 SH       SOLE                     4400             19156
S.B.C. Communications          COM              78387G103      425    11348 SH       SOLE                                      11348
Schering Plough Corp.          COM              806605101      332    10600 SH       SOLE                                      10600
Simon Property Group           COM              828806109      476    14600 SH       SOLE                     8600              6000
Staples                        COM              855030102     1605    80395 SH       SOLE                    18375             62020
State Street Corp              COM              857477103      443     8000 SH       SOLE                     8000
Synopsys                       COM              871607107     1550    28100 SH       SOLE                     7900             20200
Target                         COM              87612E106      349     8100 SH       SOLE                     1000              7100
Transatlantic Holdings         COM              893521104      739     9000 SH       SOLE                                       9000
Tyco                           COM              902124106     2490    77054 SH       SOLE                    22300             54754
Unilever N.V.  NY shares       COM              904784709     1059    18642 SH       SOLE                     2857             15785
Verizon Communications         COM              92343v104      646    14011 SH       SOLE                     1000             13011
WPP Group PLC                  COM              929309300      339     6012 SH       SOLE                     1503              4509
Waste Management Inc.          COM              94106L109      493    18096 SH       SOLE                                      18096
Wells Fargo                    COM              949746101     3004    60800 SH       SOLE                    10000             50800
Williams                       COM              969457100      662    28104 SH       SOLE                                      28104
Wyeth                          COM              983024100     2809    42785 SH       SOLE                    11285             31500